Restructuring Actions (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs	The related restructuring charges were recorded in the income statement as follows:

(Millions)	2021	2020
Cost of sales	$19	$51
Selling, general and administrative expenses	88	79
Research, development and related expenses	17	7
Total operating income impact	$124	$137
The business segment operating income impact of these restructuring charges is summarized as follows:

	2021	2020
(Millions)	Employee Related	Employee Related	Asset-Related and Other	Total
Safety and Industrial	30	$36	$7	$43
Transportation and Electronics	24	16	12	28
Health Care	21	23	3	26
Consumer	7	10	1	11
Corporate and Unallocated	42	16	13	29
Total Operating Expense	$124	$101	$36	$137
Restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee- Related	Asset-Related and Other	Total
Expense incurred in the fourth quarter of 2020	$101	$36	$137
Non-cash changes	—	(36)	(36)
Accrued restructuring action balances as of December 31, 2020	101	—	101
Incremental expense incurred in 2021	124	—	124
Cash Payments	(127)	—	(127)
Adjustments	(11)	—	(11)
Accrued restructuring action balances as of December 31, 2021	$87	$—	$87
These restructuring charges were recorded in the income statement as follows:

(Millions)	2019
Cost of sales	$72
Selling, general and administrative expenses	137
Research, development and related expenses	37
Total operating income impact	246
Other expense (income), net	36
Total income before income taxes impact	$282
The operating income impact of these restructuring charges are summarized by business segment as follows:

	2019
(Millions)	Employee-Related	Asset-Related	Total
Safety and Industrial	$50	$—	$50
Transportation and Electronics	31	—	31
Health Care	17	—	17
Consumer	8	—	8
Corporate and Unallocated	100	40	140
Total Operating Expense	$206	$40	$246
Restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee-Related	Asset-Related	Total
Expense incurred in the second quarter and fourth quarter of 2019	$242	$40	$282
Non-cash changes	(36)	(40)	(76)
Cash payments	(52)	—	(52)
Adjustments	(14)	—	(14)
Accrued restructuring action balances as of December 31, 2019	140	—	140
Cash Payments	(51)	—	(51)
Adjustments	(59)	—	(59)
Accrued restructuring action balances as of December 31, 2020	30	—	30

Schedule of restructuring reserve by type of cost	The divestiture-related restructuring actions were recorded in the income statement as follows:

(Millions)	2020
Cost of sales	$42
Selling, general and administrative expenses	12
Research, development and related expenses	1
Total operating income impact	$55
Divestiture-related restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee-Related	Asset-Related and Other	Total
Expense incurred in the second quarter of 2020	$32	$23	$55
Non-cash changes	—	(14)	(14)
Cash payments	(14)	—	(14)
Adjustments	(3)	—	(3)
Accrued restructuring action balance as of December 31, 2020	15	9	24
Cash Payments	(5)	—	(5)
Adjustments	(1)	—	(1)
Accrued restructuring action balance as of June 30, 2021	$9	$9	$18
The restructuring charges were recorded in the income statement as follows:

(Millions)	2020
Cost of sales	$13
Selling, general and administrative expenses	37
Research, development and related expenses	8
Total operating income impact	$58
The business segment operating income impact of these restructuring charges is summarized as follows:

	2020
(Millions)	Employee-Related	Asset-Related and Other	Total
Safety and Industrial	$7	$—	$7
Transportation and Electronics	11	—	11
Health Care	12	—	12
Consumer	5	—	5
Corporate and Unallocated	—	23	23
Total Operating Expense	$35	$23	$58
Restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee-Related	Asset-Related	Total
Expense incurred in the second quarter of 2020	$35	$23	$58
Non-cash changes	—	(23)	(23)
Cash payments	(2)	—	(2)
Adjustments	(9)	—	(9)
Accrued restructuring action balances as of December 31, 2020	24	—	24
Cash Payments	(4)	—	(4)
Adjustments	(9)	—	(9)
Accrued restructuring action balances as of March 31, 2021	$11	$—	$11